Summary of Significant Accounting Policies - Contract Cost - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Contract cost
Amortization expenses of contract cost assets	¥ 14,244,301	¥ 7,820,269	¥ 1,448,471